Employee Benefits - Additional Information (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Classes of employee benefits expense [abstract]
Defined contribution retirement plan	₺ 14,677	₺ 12,785	₺ 9,361
Expense from share-based payments	₺ 12,085	₺ 28,199